Exhibit 99.1

GM Financial Automobile Leasing Trust 2016-2

2.70% Exchange Note

Class A-1 0.64000% Asset Backed Notes

Class A-2A 1.28% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.62% Asset Backed Notes

Class A-4 1.76% Asset Backed Notes

Class B 2.08% Asset Backed Notes

Class C 2.58% Asset Backed Notes

Class D 2.69% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	11/01/16
End of Period:	11/30/16
Number of days in Interest Period (Actual/360):	29
Number of days in Collection Period:	30
Report Due Date:	12/16/16
Distribution Date:	12/20/16
Transaction Month:	7

2016-2 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	48,908	04/01/2016	05/18/2016	$1,198,070,363

Total	48,908			$1,198,070,363

RECONCILIATION OF 2016-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,095,946,281

{2} Reduction in Agg. Securitization Value due to payments				{2}	10,539,036
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	2,019,317
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	3,475,569
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	16,033,922

{7} End of period Aggregate Securitization Value					{7}	$1,079,912,359

{8} Pool Factor					{8}	90.137641%

RECONCILIATION OF 2016-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,173,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,070,875,918

{11} Exchange Note Principal Payment Amount					{11}	16,033,922

{12} End of period Exchange Note Balance					{12}	$1,054,841,996

{13} Note Pool Factor					{13}	89.926854%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$138,000,000	$220,000,000	$160,000,000	$375,620,000	$90,000,000

{15} Beginning of period Note Balance	{15}	$3,122,112	$220,000,000	$160,000,000	$375,620,000	$90,000,000

{16} Noteholders’ Principal Distributable Amount	{16}	3,122,112	7,475,258	5,436,552	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	1,845,913	1,342,482	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$210,678,829	$153,220,966	$375,620,000	$90,000,000

{21} Note Pool Factor	{21}	0.000000%	95.763104%	95.763104%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$46,120,000	$42,530,000	$32,950,000		$1,105,220,000

{23} Beginning of period Note Balance	{23}	$46,120,000	$42,530,000	$32,950,000		$970,342,112

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		16,033,922
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		3,188,395
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$46,120,000	$42,530,000	$32,950,000		$951,119,795

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		86.057056%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$1,095,946,281

{31} Ending Designated Pool Balance	{31}	1,079,912,359
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	1,079,912,359

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$16,033,922

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,070,875,918	$0	2.70%	30	30/360	$2,409,471

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2016-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$16,593,910
{37} Net Liquidation Proceeds collected during period	{37}	5,421,372
{38} Investment Earnings	{38}	6,267
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(6,267)
{40} Deposit from Servicer (LKE, Pull Ahead Program)	{40}	0

{41} Total Additions:	{41}	22,015,282

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	913,289
{43} To the 2016-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,409,471
{44} To the 2016-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	16,033,922
{45} To the 2016-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	2,029,213
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	629,387

{47} Total Distributions:	{47}	$22,015,282

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$1,095,946,281
{49} Ending Agg. Securitization Value	{49}	1,079,912,359
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	16,033,922

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	16,033,922

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$16,033,922

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$3,122,112	$0	0.64000%	29	Actual/360	$1,610
{56}	Class A-2A	$220,000,000	0	1.28%	30	30/360	234,667
{57}	Class A-2B	$160,000,000	0	1.06178%	29	Actual/360	136,852
{58}	Class A-3	$375,620,000	0	1.62%	30	30/360	507,087
{59}	Class A-4	$90,000,000	0	1.76%	30	30/360	132,000
{60}	Class B	$46,120,000	0	2.08%	30	30/360	79,942
{61}	Class C	$42,530,000	0	2.58%	30	30/360	91,440
{62}	Class D	$32,950,000	0	2.69%	30	30/360	73,863

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2016-2 Exchange Note Collections	{63}	$20,472,606
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	6,267
{66} Investment Earnings - and amounts released from Reserve Account	{66}	1,530
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Reserve Account Withdrawal Amount	{69}	0

{70} Total Available Funds:	{70}	20,480,403

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	1,610
{76} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{76}	234,667
{77} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{77}	136,852
{78} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{78}	507,087
{79} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{79}	132,000
{80} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{80}	0
{81} Class B Noteholders’ Interest Distributable Amount	{81}	79,942
{82} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{82}	0
{83} Class C Noteholders’ Interest Distributable Amount	{83}	91,440
{84} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{84}	0
{85} Class D Noteholders’ Interest Distributable Amount	{85}	73,863
{86} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{86}	0
{87} Noteholders’ Principal Distributable Amount	{87}	16,033,922
{88} To the Reserve Account, the Reserve Amount Required Amount	{88}	0
{89} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{89}	3,188,395
{90} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{90}	0
{91} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Trust Certificateholders, the aggregate amount remaining	{94}	0

{95} Total Distributions:	{95}	$20,480,403

	PRINCIPAL PARITY AMOUNT CALCULATION
	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account		Lesser of (I) or (II)
{96}	Class A	$848,742,112	$1,079,912,359	$0	$19,467,562		$0
{97}	Class B	894,862,112	1,079,912,359	0	19,387,620		0
{98}	Class C	937,392,112	1,079,912,359	0	19,296,180		0
{99}	Class D	970,342,112	1,079,912,359	0	19,222,317		0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{100} Excess Total Available Funds						{100}	$3,188,395

	{101} Beginning Note Balance				{101}	970,342,112
	{102} Principal payments through Indenture Section 8.3 (i) through (xvii)				{102}	16,033,922
	{103} Pro-Forma Note Balance					{103}	954,308,190

	{104} Ending Aggregate Securitization Value				{104}	1,079,912,359
	{105} 10.75% of Aggregate Securitization Value as of Cutoff Date ($128,792,564)				{105}	128,792,564
	{106} Required Pro Forma Note Balance {104} - {105}					{106}	951,119,795

	{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}						{107}	3,188,395

	{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{108}	$3,188,395

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{109} Ending Aggregate Securitization Value						{109}	$1,079,912,359
	{110} End of Period Note Balance						{110}	1,054,841,996
	{111} Overcollateralization						{111}	25,070,363
	{112} Overcollateralization %							{112}	2.32%

	Asset Backed Notes:
	{113} Ending Aggregate Securitization Value						{113}	1,079,912,359
	{114} End of Period Note Balance						{114}	951,119,795
	{115} Overcollateralization						{115}	128,792,564
	{116} Overcollateralization %							{116}	11.93%

	RECONCILIATION OF 2016-2 Cash RESERVE ACCOUNT
	{117} Specified Reserve Balance							{117}	$5,990,352

	{118} Beginning of Period Reserve Account balance							{118}	$5,990,352
	{119} Investment Earnings						{119}	1,530
	{120} From the Indenture Collection Account, the Reserve Account Required Amount						{120}	0
	{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{121}	0
	{122} Total Reserve balance available:							{122}	5,991,882

	{123} Specified Reserve Balance							{123}	5,990,352

	{124} Release Excess Cash to Indenture Collection Available Funds							{124}	1,530

	{125} End of period Reserve Account balance							{125}	$5,990,352

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

								Dollars	Percentage
	{126} Receivables with Scheduled Payment delinquent 61 days or more						{126}	$2,849,701	0.26%

	{127} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40%)						{127}		Yes

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{128} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.							{128}	Yes
	{129} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.							{129}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Vice President, Securitization & Conduit Reporting-Treasury
Date:	December 15, 2016

GM Financial

GMALT 2016-2

Supplemental Monthly Data

November 30, 2016

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,095,946,281	$820,222,627
Change	(16,033,922)	(3,960,532)

End of Period	$1,079,912,359	$816,262,095
Residual Value as % of Agg. Securitization Value		75.59%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	47,184	1,069,575,783	99.04%
31 - 60 days	343	7,486,875	0.69%
61 - 90 days	106	2,340,871	0.22%
over 90 days	23	508,830	0.05%

Total	47,656	1,079,912,359	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	88	2,766,771	691	20,707,092
Standard terminations	8	181,549	77	1,506,113

Total retained by lessee	96	2,948,320	768	22,213,205
Returned Vehicles
Early terminations	28	488,534	64	1,091,727
Standard terminations	2	38,715	17	289,947

Total returned to dealer	30	527,249	81	1,381,674
Charged off leases / Repossessed vehicles	97	2,019,317	400	8,833,860
Repurchases	0	0	3	61,436
Other	0	0	0	0

Total terminations	223	5,494,886	1,252	32,490,175

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	2,019,317	8,833,860
less: Sales proceeds	1,253,646	5,584,300
less: Excess wear and excess mileage received	0	0
less: Other amounts received	54,847	116,496

Net Credit (Gain) Loss	710,824	3,133,064

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	519,658	1,365,227
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	517,091	1,433,394
less: Excess wear and excess mileage received	0	1,163
less: Other recovery amounts	3,061	5,680

Residual (Gain) Loss	(494)	(75,010)

	Current Period	Prev. Month
Prepay Speed	2.7240%	2.2810%
Return Rate	250.0000%	750.0000%

(1)	Percentages may not add to 100% due to rounding.